Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Supplemental Cash Flow Information
30.
Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩	445,028	480,322	(348,046)
Changes in other accounts payable arising from the purchase of intangible assets		529,826	(113,185)	(27,918)
Recognition of right-of-use assets and lease liabilities		63,655	54,927	74,611